ORGANIZATION AND BUSINESS DESCRIPTION - Amounts and balances of the VIEs (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 20, 2020 USD ($)	Dec. 20, 2020 CNY (¥)
Assets, Current [Abstract]
Cash and cash equivalents	$ 5,362,101	$ 4,949,836
Short-term investments	1,131,267	811,498
Inventories, net	1,963,166	2,306,846
Due from related parties	$ 366,761	$ 341,846
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Finance receivables, net	$ 100,564	$ 141,275
Prepaid expenses and other current assets, net	1,923,001	637,274
TOTAL CURRENT ASSETS	18,073,568	18,257,053
Property and equipment, net	599,831	977,120
Operating lease right-of-use lease assets	346,995	443,238
Deferred tax assets, net	47,585	52,188
Long-term receivable, net	197,005	327,169	$ 413,903	¥ 3,019,507	$ 935,170	¥ 6,422,747
Finance receivables, net	96,961	143,014
Other non-current assets, net	324,723	494,738
TOTAL NONCURRENT ASSETS	1,613,100	2,437,467
TOTAL ASSETS	19,686,668	20,694,520
CURRENT LIABILITIES:
Short-term bank loan		145,603
Deferred revenue	598,661	584,644
Payroll payable	233,556	347,219
Taxes payable	268,710	283,632
Due to related parties	$ 7,348	$ 177,867
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other current liabilities	$ 105,159	$ 204,485
Deferred tax liabilities	78	5,174
Operating lease liabilities - Current	248,562	286,906
TOTAL CURRENT LIABILITIES	2,385,656	3,766,115
Operating lease liabilities - Non-current	186,833	195,010
Other long-term payable	6,313	6,638
TOTAL NONCURRENT LIABILITIES	193,146	201,648
TOTAL LIABILITIES	2,578,802	3,967,763
Revenue	16,963,957	18,425,312	23,875,331
Net income	845,331	1,269,926	2,897,564
Net cash provided by operating activities	2,220,418	783,940	216,455
Net cash provided by (used in) investing activities	(1,616,941)	1,162,959	(2,263,259)
Net cash provided by financing activities	50,431	520,893	699,371
Effect of changes of foreign exchange rates on cash and cash equivalents	(241,643)	(185,351)	137,380
Net increase (decrease) in cash and cash equivalents	412,265	2,282,441	(1,210,053)
Cash and cash equivalents, beginning of year	4,949,836	2,667,395	3,877,448
Cash and cash equivalents, end of year	5,362,101	4,949,836	2,667,395
Nonrelated party
Assets, Current [Abstract]
Accounts receivable, net	4,967,146	5,808,774
Advance to vendors, net	1,837,209	2,011,718
CURRENT LIABILITIES:
Accounts payable	922,195	1,721,055
Revenue	16,479,101	17,880,034	22,949,843
Related Party
Assets, Current [Abstract]
Accounts receivable, net	232,620	623,611
Advance to vendors, net	189,733	624,375
CURRENT LIABILITIES:
Accounts payable	1,387	9,530
Revenue	484,856	545,278	925,488
VIE
Assets, Current [Abstract]
Cash and cash equivalents	5,310,244	4,856,560
Short-term investments	1,131,267	811,498
Inventories, net	1,963,166	2,306,846
Due from related parties	313,765	341,846
Finance receivables, net	100,564	141,275
Prepaid expenses and other current assets, net	1,895,276	608,048
TOTAL CURRENT ASSETS	17,940,990	18,134,551
Property and equipment, net	599,831	977,120
Operating lease right-of-use lease assets	346,995	443,238
Deferred tax assets, net	47,585	52,188
Long-term receivable, net	197,005	327,169
Finance receivables, net	96,961	143,014
Other non-current assets, net	324,723	494,738
TOTAL NONCURRENT ASSETS	1,613,100	2,437,467
TOTAL ASSETS	19,554,090	20,572,018
CURRENT LIABILITIES:
Short-term bank loan	0	145,603
Deferred revenue	598,661	584,644
Payroll payable	233,556	347,219
Taxes payable	268,710	283,632
Due to related parties	7,348	177,867
Accrued expenses and other current liabilities	105,159	204,485
Deferred tax liabilities	78	5,174
Operating lease liabilities - Current	248,562	286,906
TOTAL CURRENT LIABILITIES	2,385,656	3,766,115
Operating lease liabilities - Non-current	186,833	195,010
Other long-term payable	6,313	6,638
TOTAL NONCURRENT LIABILITIES	193,146	201,648
TOTAL LIABILITIES	2,578,802	3,967,763
Revenue	16,963,957	18,425,312	23,875,331
Net income	850,176	1,277,103	2,896,975
Net cash provided by operating activities	2,225,194	793,532	216,343
Net cash provided by (used in) investing activities	(1,563,434)	1,162,959	(2,263,259)
Net cash provided by financing activities	36,924	443,497	699,371
Effect of changes of foreign exchange rates on cash and cash equivalents	(245,000)	(210,709)	137,378
Net increase (decrease) in cash and cash equivalents	453,684	2,189,279	(1,210,167)
Cash and cash equivalents, beginning of year	4,856,560	2,667,281	3,877,448
Cash and cash equivalents, end of year	5,310,244	4,856,560	$ 2,667,281
VIE | Nonrelated party
Assets, Current [Abstract]
Accounts receivable, net	4,967,146	5,808,774
Advance to vendors, net	1,837,209	2,011,718
CURRENT LIABILITIES:
Accounts payable	922,195	1,721,055
VIE | Related Party
Assets, Current [Abstract]
Accounts receivable, net	232,620	623,611
Advance to vendors, net	189,733	624,375
CURRENT LIABILITIES:
Accounts payable	$ 1,387	$ 9,530